Shareholder Report, Average Annual Return (Details)		12 Months Ended	21 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
C000248863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)
Average Annual Return, Percent		13.08%	9.23%	[1]
C000248864 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gramercy Emerging Markets Debt Fund (Class A/GFEAX)
Average Annual Return, Percent	[2],[3]	7.96%	6.25%	[4]
Without Sales Load [Member] | C000248864 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gramercy Emerging Markets Debt Fund (Class A/GFEAX)—excluding sales load
Average Annual Return, Percent		12.80%	8.89%	[4]
Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Average Annual Return, Percent		7.30%	5.77%	[1],[4]
JP Morgan EM Blend Equal Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan EM Blend Equal Weighted Index
Average Annual Return, Percent		14.05%	9.88%	[1],[4]

[1]	Institutional Class shares commenced operations on April 1, 2024.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Maximum sales charge (load) of 4.25% of offering price.
[4]	Class A shares commenced operations on April 1, 2024.